Basis of Presentation (Details)	12 Months Ended
	Aug. 31, 2018 mo yr Segment	Aug. 31, 2017 Segment	Aug. 31, 2016 Segment
Operating segments [Abstract]
Number of operating segments | Segment	1	1	1
Bottom of Range [Member]
Maintenance contracts [Abstract]
Maintenance contract period	12
Extended warranties [Abstract]
Extended warranty period	6
Warranty [Abstract]
Basic warranty period | yr	1
Top of Range [Member]
Maintenance contracts [Abstract]
Maintenance contract period	36
Extended warranties [Abstract]
Extended warranty period	48
Warranty [Abstract]
Basic warranty period | yr	3
Land improvements [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	P15Y
Buildings [Member] | Bottom of Range [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	P20Y
Buildings [Member] | Top of Range [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	P60Y
Equipment [Member] | Bottom of Range [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	P3Y
Equipment [Member] | Top of Range [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	P15Y
Leasehold Improvements [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	The lesser of useful life and remaining lease term
Core Technology [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	P2Y
Core Technology [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	P8Y
Customer Relationships [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	P3M
Customer Relationships [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	P5Y
Brand Names [member]
Intangible assets [Abstract]
Estimated useful lives	P1Y
Software [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	P2Y
Software [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	P8Y